Income Tax (Expense) Recovery (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery

The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Current	(1,943)	2,139	(4,057)	5,973
Deferred	70	(290)	(316)	(556)

Income tax (expense) recovery	(1,873)	1,849	(4,373)	5,417

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2012 to June 30, 2013:

Balance of unrecognized tax benefits as at January 1, 2013	$29,364
Decrease for positions taken in prior years	(267)
Decrease for positions related to the current period	(924)
Decrease related to statute of limitations	(388)

Balance of unrecognized tax benefits as at June 30, 2013	$27,785